Mineral Property Interests (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Salaries and benefits	$ 295,859	$ 372,806	$ 543,256
Mineral property interests expense	485,904	1,642,510	5,147,673
Pinguino Project [Member]
Assaying, testing and analysis	19,554	74,840	178,337
Camp and supplies	57,102	372,685	1,141,699
Claim maintenance	59,901	42,629	31,243
Drilling	0	425,463	1,680,359
Engineering	148,136	22,415	666,707
Environmental	10,343	12,233	35,518
Geological and geophysical	57,815	254,819	281,229
Metallurgical	1,529	11,230	264,543
Salaries and benefits	81,035	269,537	699,328
Travel and accommodation	3,849	53,302	35,736
Mineral property interests expense	439,264	1,539,153	5,014,699
Condor Project [Member]
Camp and supplies	0	0	8,260
Claim maintenance	11,866	3,402	12,435
Environmental	824	23,486	0
Geological and geophysical	0	0	15,712
Mineral property interests expense	12,690	26,888	36,407
Contreras and other Santa Cruz Projects [Member]
Assaying, testing and analysis	0	1,535	0
Camp and supplies	9,183	1,541	399
Claim maintenance	(1,468)	6,608	12,646
Environmental	4,085	23,899	4,900
Geological and geophysical	18,284	13,803	248
Salaries and benefits	0	2,538	4,614
Travel and accommodation	0	200	0
Mineral property interests expense	30,084	50,124	22,807
Rio Negro Project [Member]
Assaying, testing and analysis	0	1,016	496
Camp and supplies	8	2,491	6,596
Claim maintenance	1,181	9,907	54,301
Geological and geophysical	0	3,874	602
Salaries and benefits	0	2,644	6,880
Travel and accommodation	0	83	818
Mineral property interests expense	1,189	20,015	69,693
British Columbia Claims and other [Member]
Mineral property interests expense	$ 2,677	$ 6,330	$ 4,067